Cash and cash equivalents - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Cash And Cash Equivalents [Line Items]
Notice accounts	€ 66,120		€ 5,744
Effect of movements in exchange rates on cash held	6,206	€ (1,785)
United States of America, Dollars
Disclosure Of Cash And Cash Equivalents [Line Items]
Effect of movements in exchange rates on cash held	€ 2,736		€ (8,639)